Financial Instruments - Summary of Disclosure in Tabular Form of Maturity Analysis of Derivative and Non Derivative Financial Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure in tabular form of maturity analysis of derivative and non derivative financial liabilities [Line Items]
Trade and other payables	£ 55.3	£ 46.0
Borrowings	120.0	120.0
Lease liabilities	118.4	122.1
Derivative financial instruments	50.1	32.4
Less than 1 year
Disclosure in tabular form of maturity analysis of derivative and non derivative financial liabilities [Line Items]
Trade and other payables	55.3	46.0
Borrowings	120.0	120.0
Lease liabilities	10.7	11.1
Derivative financial instruments	50.1	32.4
Between 2 and 5 years
Disclosure in tabular form of maturity analysis of derivative and non derivative financial liabilities [Line Items]
Lease liabilities	40.0	47.0
Over five years
Disclosure in tabular form of maturity analysis of derivative and non derivative financial liabilities [Line Items]
Lease liabilities	£ 67.7	£ 64.0